ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of components of accounts receivable
The components of accounts receivable at December 31 were as follows:

	2021	2020
Trade receivables	$68,838	$53,213
Less: allowance for doubtful accounts	(2,581)	(3,631)
	66,257	49,582
Sales taxes receivable	2,425	4,419
R&D tax credits	2,377	3,350
Financing receivables	217	342
Contract assets (note 2(c))	2,290	2,132
US Employee Retention Credit receivable (note 9)	5,456	—
Other receivables	6,288	8,750
	$85,310	$68,575

Schedule of movement in the allowance for doubtful accounts	The movement in the allowance for expected credit losses during the years ended December 31 was as follows:

	2021	2020
Balance, beginning of year	$3,631	$2,975
Effect of adoption of ASC 326 (note 3)	—	917
	3,631	3,892
Current period provision (recovery) for expected credit losses	(296)	418
Write-offs charged against allowance for credit losses	(817)	(792)
Recoveries of amounts previously written off	140	15
Foreign exchange	(77)	98
	$2,581	$3,631